Summary Of Significant Accounting Policies Subsidiaries (Tables) (Details)	6 Months Ended
Jun. 30, 2015
Navios Maritime Midstream Operating LLC
Subsidiaries Nature, Country of Incorporation List
Country of incorporation	Marshall Islands
Statement of Operations
2015	1/1 - 6/30
Navios Maritime Midstream Partners L.P.
Subsidiaries Nature, Country of Incorporation List
Country of incorporation	Marshall Islands
Statement of Operations
2015	1/1 - 6/30
Navios Maritime Midstream Finance (US) Inc.
Subsidiaries Nature, Country of Incorporation List
Country of incorporation	Delaware
Statement of Operations
2015	6/4 - 6/30
Shinyo Kannika Limited
Subsidiaries Nature, Country of Incorporation List
Country of incorporation	Hong Kong
Statement of Operations
2015	1/1 - 6/30
2014	1/1 - 6/30
Shinyo Ocean Limited
Subsidiaries Nature, Country of Incorporation List
Country of incorporation	Hong Kong
Statement of Operations
2015	1/1 - 6/30
2014	1/1 - 6/30
Shinyo Saowalak Limited
Subsidiaries Nature, Country of Incorporation List
Country of incorporation	British Virgin Is.
Statement of Operations
2015	1/1 - 6/30
2014	1/1 - 6/30
Shinyo Kieran Limited
Subsidiaries Nature, Country of Incorporation List
Country of incorporation	British Virgin Is.
Statement of Operations
2015	1/1 - 6/30
2014	1/1 - 6/30
Shinyo Dream Limited
Subsidiaries Nature, Country of Incorporation List
Country of incorporation	Hong Kong
Statement of Operations
2015	6/18 - 6/30
Sikinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Country of incorporation	Marshall Islands
Statement of Operations
2015	6/18 - 6/30